Income taxes	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income taxes	Income taxes
Cayman Islands
Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.
British Virgin Islands
Under the current laws of the British Virgin Islands, ECARX BVI is not subject to income or capital gains taxes. Additionally, the British Virgin Islands does not impose a withholding tax on payments of dividends to shareholders.
Hong Kong
Under the current Hong Kong Inland Revenue Ordinance, ECARX HK is subject to Hong Kong profits tax at a rate of 16.5%. A Two-tiered Profits Tax rates regime was introduced since year 2018 where the first HK$2,000 of assessable profits earned by a company will be taxed at half the current tax rate 8.25% whilst the remaining profits will continue to be taxed at 16.5%. Additionally, upon payments of dividends to the shareholders, no Hong Kong withholding tax will be imposed.
Mainland PRC
Under the Enterprise Income Tax Law (“EIT Law”) in mainland PRC, domestic companies are subject to Enterprise Income Tax (“EIT”) at a uniform rate of 25%. The Company’s PRC subsidiaries and VIEs are subject to the statutory income tax rate at 25%, unless a preferential EIT rate is otherwise stipulated.
The enterprise income tax rate will be reduced to 15% for state-encouraged High and New Technology Enterprises (“HNTE”). In December 2023, ECARX (Hubei) Tech was certified as an HNTE by the Hubei provincial government for a period of three years from 2023 to 2025 if all the criteria for HNTE status is satisfied in the relevant year.
In December 2024, JICA is certified as an HNTE by the Jiangsu provincial government for a period of 3 years from 2024 to 2026 if all the criteria for HNTE status is satisfied in the relevant year.
The components of income / (loss) before income taxes are as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
The Cayman Islands	(57,261)	(53,587)	(121,803)
British Virgin Islands	(2)	18,832	(5,931)
Hong Kong S.A.R	(27,262)	(17,343)	52,583
Sweden	7,015	13,654	3,181
United Kingdom	(348,872)	(246,423)	(186,346)
Americas	—	(26,109)	5,743
Germany	—	(13,291)	(25,003)
The PRC, excluding Hong Kong S.A.R.	(1,151,699)	(694,871)	(710,812)
Total	(1,578,081)	(1,019,138)	(988,388)
Withholding tax on undistributed dividends
Dividends paid to non-PRC-resident corporate investor from profits earned by the PRC subsidiaries are subject to a withholding tax. The EIT Law and its relevant regulations impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends distributed by a PRC-resident enterprise to its non-PRC-resident corporate investor for earnings generated beginning on January 1, 2008.
The Company’s subsidiaries and VIEs located in the PRC were in accumulated loss status as of December 31, 2022, 2023 and 2024. Accordingly, no deferred tax liability had been accrued for the Chinese dividend withholding taxes as of December 31, 2023 and 2024.
The Group does not file combined or consolidated tax returns, therefore, losses from individual subsidiaries or the VIEs may not be used to offset other subsidiaries’ or the VIEs’ earnings within the Group.
(a)Income taxes (expense) benefit
Income tax (expense) benefit recognized in the consolidated statements of comprehensive loss consisted of the following:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Current income tax (expense) benefit	(29,065)	3,529	(19,721)
Deferred income tax benefit	—	114	18,239
Total income tax (expense) benefit	(29,065)	3,643	(1,482)
(b)Tax reconciliation
Reconciliation of the differences between PRC statutory income tax rate and the Group’s effective income tax rates for the years ended December 31, 2022, 2023, and 2024 are as follows:

	Year ended December 31,
	2022	2023	2024
Computed expected income tax benefit	(25)%	(25)%	(25)%
Effect of preferential tax rate	(17)%	4%	7%
Effect of different tax jurisdiction	2%	2%	4%
Change in tax rate	—%	18%	4%
Prior year return-to-provision true up	—%	(2)%	—%
Non-deductible expenses and non-taxable income	40%	4%	1%
Research and development expenses additional deduction	(5)%	(6)%	(5)%
Change in valuation allowance	7%	5%	14%
Actual income tax expense	2%	—%	—%
According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100. In the case of transfer pricing issues, the statute of limitation is 10 years. There is no statute of limitation in the case of tax evasion. The income tax returns of the Company’s PRC subsidiary and the VIEs for the years from 2019 to 2024 are open to examination by the PRC tax authorities.
(c)Deferred taxes
The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Deferred tax assets:
Inventories	3,006	3,190
Allowance for doubtful accounts	2,089	3,828
Intangible assets	218,328	126,451
Property and equipment	1,093	2,139
Contract cost assets	6,966	1,481
Accrued product warranties	19,883	24,017
Accrued salaries and benefits	2,360	4,704
Accounts payable, accrued expenses and other liabilities	20,340	76,868
Donation	302	150
Government grants	12,198	25,375
Unrealized investment loss of equity method investments	—	1,278
Operating lease liabilities	26,634	11,334
Net operating loss carryforwards	303,198	508,883
Total deferred tax assets	616,397	789,698
Less: valuation allowance	(582,644)	(753,081)
Deferred tax assets, net of valuation allowance	33,753	36,617

Deferred tax liabilities:
Operating lease right-of-use assets	(23,904)	(12,037)
Property and equipment	(1,580)	(8,688)
Unrealized investment gain of equity method investments	(8,151)	—
Acquired intangible assets in asset acquisition	—	(30,989)
Total deferred tax liabilities	(33,635)	(51,714)
Net deferred tax assets/(liabilities)	118	(15,097)
Analyzed as:

	As of December 31,
	2023	2024
	RMB	RMB
Deferred tax assets	118	102
Deferred tax liabilities	—	(15,199)
Net deferred tax assets/(liabilities)	118	(15,097)
The following table presents the movement of the valuation allowance for the deferred tax assets:

	As of December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance as of January 1,	550,520	537,172	582,644
Increase during the year	121,245	45,472	170,437
Reversal of net operating loss carryforwards due to the Restructuring	(134,593)	—	—
Balance as of December 31	537,172	582,644	753,081
Net deferred tax assets are included in other non-current assets – third parties on consolidated balance sheets.
Net operating loss carryforwards of the Company’s subsidiaries and VIEs in jurisdictions other than the PRC do not expire. As of December 31, 2023 and 2024, the balance of net operating loss carryforwards of the Company’s subsidiaries and VIEs in jurisdictions other than the PRC amounted to RMB302,595 and RMB587,802, respectively.
As of December 31, 2024, the net operating loss carryforwards by the PRC companies will expire during the period from year 2025 to year 2034, if unused by the following year-end:

Year ending December 31,	Amount
RMB
2025	749
2026	48,014
2027	153,335
2028	64,772
2029	24,779
2031	668
2032	748,254
2033	484,707
2034	914,428
Total	2,439,706
The recoverability of these net operating loss carryforwards is evaluated by assessing the adequacy of future expected taxable income from all sources, including reversal of taxable temporary differences, forecasted operating earnings and available tax planning strategies. To the extent the Company does not consider it more-likely-than-not that a deferred tax asset will be recovered, a valuation allowance is generally established. To the extent that a valuation allowance was established, and it is subsequently determined that it is more-likely-than-not that the deferred tax assets will be recovered, the change in the valuation allowance is recognized in income tax (expense)/benefit on the consolidated statements of comprehensive loss.
As of December 31, 2024, the valuation allowances were related to the deferred income tax assets of subsidiaries of the Company which were in loss position. These entities were in a cumulative loss position, which is a significant negative indicator to overcome that sufficient income will be generated over the periods in which the deferred income tax assets are deductible or utilized. Management considers the scheduled reversal of deferred income tax liabilities, projected future taxable income and tax planning strategies in making this assessment.